Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000010464 | BNY-3133ETBN6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010464 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010464 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010464 | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010464 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000010465 | BNY-3133ETBN6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010465 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010465 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010465 | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010465 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000010463 | BNY-3133ETBN6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010463 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010463 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010463 | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010463 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000039064 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000039064 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000039064 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000039064 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000039064 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(139.20%)
C000039064 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(34.00%)
C000039064 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(31.00%)
C000039064 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000039064 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000039064 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000039065 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000039065 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000039065 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000039065 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000039065 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(139.20%)
C000039065 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(34.00%)
C000039065 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(31.00%)
C000039065 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000039065 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000039065 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000038557 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000038557 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038557 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000038557 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000038557 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(139.20%)
C000038557 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(34.00%)
C000038557 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(31.00%)
C000038557 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038557 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000038557 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000088408 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088408 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088408 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000088408 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000088408 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(139.20%)
C000088408 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(34.00%)
C000088408 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(31.00%)
C000088408 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088408 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000088408 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000010439 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000010439 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010439 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010439 | BNY-16115Q308
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010439 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010439 | BNY-285512109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010439 | BNY-46005L101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010439 | BNY-BYPZJQ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010439 | BNY-69349H107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010439 | BNY-25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010439 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000010439 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(56.80%)
C000010439 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000010439 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(16.40%)
C000010439 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000010439 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000010439 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010439 | OTC Custom Basket Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000010439 | Exchange-Traded Funds Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000010439 | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010439 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000010439 | OTC Custom Basket Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000010440 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000010440 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010440 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010440 | BNY-16115Q308
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010440 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010440 | BNY-285512109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010440 | BNY-46005L101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010440 | BNY-BYPZJQ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010440 | BNY-69349H107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010440 | BNY-25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010440 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000010440 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(56.80%)
C000010440 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000010440 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(16.40%)
C000010440 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000010440 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000010440 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010440 | OTC Custom Basket Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000010440 | Exchange-Traded Funds Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000010440 | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010440 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000010440 | OTC Custom Basket Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000010438 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000010438 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010438 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010438 | BNY-16115Q308
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010438 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010438 | BNY-285512109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010438 | BNY-46005L101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010438 | BNY-BYPZJQ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010438 | BNY-69349H107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010438 | BNY-25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010438 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000010438 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(56.80%)
C000010438 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000010438 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(16.40%)
C000010438 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000010438 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000010438 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010438 | OTC Custom Basket Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000010438 | Exchange-Traded Funds Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000010438 | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010438 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000010438 | OTC Custom Basket Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000088407 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000088407 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088407 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088407 | BNY-16115Q308
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088407 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088407 | BNY-285512109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088407 | BNY-46005L101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088407 | BNY-BYPZJQ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088407 | BNY-69349H107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088407 | BNY-25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088407 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000088407 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(56.80%)
C000088407 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000088407 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(16.40%)
C000088407 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000088407 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000088407 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088407 | OTC Custom Basket Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)
C000088407 | Exchange-Traded Funds Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000088407 | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088407 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000088407 | OTC Custom Basket Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	42.10%